Inventory	12 Months Ended
Dec. 31, 2022
Inventory
Inventory

13) Inventory

The following table presents the inventory as of December 31, 2022 and December 31, 2021:

(U.S. Dollars in thousands)	At December 31, 2022	At December 31, 2021
Lubricating oil	$3,245	$2,683
Bunkers	2,514	623
Total inventory	$5,759	$3,306